Document and Entity Information	Jul. 06, 2020
Cover [Abstract]
Entity Registrant Name	BED BATH & BEYOND INC
Amendment Flag	true
Entity Central Index Key	0000886158
Document Type	8-K/A
Document Period End Date	Jul. 06, 2020
Entity Incorporation State Country Code	NY
Entity File Number	0-20214
Entity Tax Identification Number	11-2250488
Entity Address, Address Line One	650 Liberty Avenue
Entity Address, City or Town	Union
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07083
City Area Code	(908)
Local Phone Number	688-0888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.01 par value
Trading Symbol	BBBY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by Bed Bath & Beyond Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on July 8, 2020 (the “Original Report”) and is being filed in order to amend and supplement the Company’s disclosure under Item 2.05 of the Original Report. The Original Report otherwise remains unchanged.